Subsequent Events (Details) - Subsequent Events [Member] - USD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2019	Jul. 31, 2019
Subsequent Events (Textual)
Total upfront payment		$ 750
Achievement of certain milestones		$ 3,250
Kyongbo Pharm [Member]
Subsequent Events (Textual)
Upfront payment received	$ 750